BIOLOGICAL ASSETS (Details 1) - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Estimated selling price per lb	$ 945	$ 817
Impact of change in estimated selling price	$ 340,390	$ 246,397
Estimated stage of growth	51.00%	49.00%
Impact of change in estimated stage of growth	$ 280,663	$ 204,814
Estimated flower yield per harvest (lb)	$ 3,283	$ 2,638
Impact of change in estimated flower yield	$ 280,663	$ 204,814